Fair value of Above/Below Market Acquired Time Charters (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Of Above Below Market Acquired Time Charters [Abstract]
Fair value of above/below acquired time charters

Vessel	Fair value of acquired time charter	Balance December 31, 2010	Amortization 2011	Balance December 31, 2011	Amortization 2012	Balance December 31, 2012	Amortization 2013	Balance December 31, 2013

Fair Value of below market acquired time charter
Star Cosmo	$ 3,856	452	452	-	-	-	-	-
Total	$ 3,856	452	452	-	-	-	-	-

Fair value of above market acquired time charter
Star Big	13,733	-	1,180	12,553	3,224	9,329	3,216	6,113
Star Mega	9,332	-	1,186	8,146	3,145	5,001	3,136	1,865
Total	$ 23,065	-	2,366	20,699	6,369	14,330	6,352	7,978

Estimated aggregate amortization expense of the above market acquired time charters
Years	Amount
December 31, 2014	$5,080
December 31, 2015	2,898
Total	$7,978